Commitments and contingent obligations	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingent obligations
16.	Commitments and contingent obligations:

(a)	As of December 31, 2013, the minimum future revenues to be received on committed time charter party agreements and interest income from sales-type capital leases are approximately:

2014	$714,681
2015	755,982
2016	731,411
2017	670,645
2018	654,960
Thereafter	2,533,145

$6,060,824

The minimum future revenues are based on 100% utilization, relate to committed time charter party agreements currently in effect and assume no renewals or extensions.

(b)	As of December 31, 2013, based on the contractual delivery dates, the Company has outstanding commitments for installment payments for vessels under construction as follows:

2014	$476,420
2015	959,159
2016	168,747

$1,604,326

(c)	As of December 31, 2013, the commitment under operating leases is as follows:

2014	$6,856
2015	6,867
2016	6,885
2017	6,941
2018	6,645
Thereafter	17,408

$51,602